Trade and other payables	12 Months Ended
Dec. 31, 2018
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Trade and other payables

27. Trade and other payables

	2018	2017
	£m	£m
Trade payables	3,645	3,528
Wages and salaries	1,355	1,228
Social security	139	166
Consumer Healthcare put option	0	8,606
ViiV Healthcare put option	1,240	1,304
Other payables	401	363
Deferred income	216	240
Customer return and rebate accruals	5,064	3,463
Other accruals	1,977	2,072

	14,037	20,970

Trade and other payables included £64 million (2017 – £53 million) due to associates and joint ventures. The Group provides limited supplier financing arrangements to certain customers. The amounts involved at 31 December 2018 were not material.

Revenue recognised in the year that was included in deferred income at 1 January 2018 was £66 million. Of the remaining balance, £64 million related to proceeds from a site disposal in India, which was expected to complete in 2018, but is now expected to complete in 2019.

Customer return and rebate accruals are provided for by the Group at the point of sale in respect of the estimated rebates, discounts or allowances payable to customers, and included £ 4,356 million (2017 – £2,837 million) in respect of US Pharmaceuticals and Vaccines, as more fully described in the Group financial review on page 63. Accruals are made at the time of sale but the actual amounts paid are based on claims made some time after the initial recognition of the sale. As the amounts are estimated, they may not fully reflect the final outcome and are subject to change dependent upon, amongst other things, the types of buying group and product sales mix. The level of accrual is reviewed and adjusted quarterly in light of historical experience of actual amounts paid and any changes in arrangements. Future events could cause the assumptions on which the accruals are based to change, which could affect the future results of the Group.

Pfizer’s put option over its shareholding in ViiV Healthcare is currently exercisable. The amount of the liability recognised is derived from several valuation methodologies, including reference to market multiples of comparable companies. The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

Increase/(decrease) in financial liability and loss/(gain) in Income statement	2018 £m
10% increase in sales forecasts	140
10% decrease in sales forecasts	(140)
10 cent appreciation of US Dollar	75
10 cent depreciation of US Dollar	(64)
10 cent appreciation of Euro	44
10 cent depreciation of Euro	(37)

An explanation of the accounting for ViiV Healthcare is set out on page 41.